Leases - Summary of Maturities of Lease Liabilities Under Non-Cancellable Leases (Details) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Apr. 01, 2019 INR (₨)
Leases [Abstract]
Fiscal 2021	₨ 357	$ 4.7
Fiscal 2022	366	4.9
Fiscal 2023	376	5.0
Fiscal 2024	393	5.2
Fiscal 2025	404	5.4
Thereafter	11,845	157.1
Total undiscounted lease payments	13,741	182.3
Less: Imputed interest	9,893	131.3
Total lease liabilities	₨ 3,848	$ 51.0	₨ 2,939